Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred Income Taxes
e.	Deferred income taxes

Provided in respect of the following:

	December 31
	2016	2015
	$ in thousands
Provision for vacation	688	779
Accrued severance pay	2,942	2,783
Carryforward tax losses	51,883	59,049
Research and development costs	4,518	5,570
Taxes on undistributed income	(3,394)	(3,082)
Intangible assets	(10,899)	(14,022)
Other	3,132	2,411

	48,870	53,488
Less - valuation allowance*	43,422	50,325

	5,448	3,163

Changes in Valuation Allowance
*	The changes in the valuation allowance are comprised as follows:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Balance at beginning of year	50,325	45,694	48,228
Additions (reductions) during the year	(6,904)	4,631	(2,534)

Balance at end of year	43,422	50,325	45,694

Taxes on Income Included in Statements of Operations
f.	Taxes on income included in the statements of operations

As follows:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Current:
Israeli	485	(66)	(665)
Non-Israeli	18,545	15,898	4,652

	19,030	15,832	3,987

Deferred:
Israeli	2,993	596	954
Non-Israeli	(5,715)	(2,640)	(1,522)

	(2,722)	(2,044)	(568)

Total taxes on income	16,308	13,788	3,419

Reconciliation of Theoretical Provision for Income Tax

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Income from operations before taxes on income*	95,903	71,119	39,100

Theoretical provision for income taxes on the above amount	23,976	18,847	10,362
Different tax rate arising from Approved Enterprises	1,332	1,196	1,278

	25,308	20,043	11,640
Increase (decrease) in taxes resulting from:
Different tax rates applicable to non-Israeli subsidiaries	(7,889)	(10,205)	(5,784)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	1,244	(305)	228
Other	453	(376)	(131)
Net change in valuation allowance charged to tax on income	(2,808)	4,631	(2,534)

Actual taxes on income	16,308	13,788	3,419

*As follows:
Taxable in Israel	8,603	77	(7,746)
Taxable outside Israel	87,300	71,042	46,846

	95,903	71,119	39,100

Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits

Following is a roll-forward of the total amounts of the Company’s unrecognized tax benefits at the beginning and the end of the years ended on December 31, 2016, 2015 and 2014 (excluding interest and penalties):

	Year ended December 31
	2016	2015	2014
	$ in thousands
Balance at beginning of year	14,404	18,687	19,633
Increases in unrecognized tax benefits as a result of tax positions taken during the year	374	1,478	1,412
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during a prior year	547	974
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(372)	(6,735)	(2,358)

Balance at end of year*	14,954	14,404	18,687

*	Of which $6,325,000 at December 31, 2016, $118,000 at December 31, 2015 and $5,275,000 at December 31, 2014 are classified as short-term liabilities.